Basis of Presentation - Disclosure of exchange rates used for the change for Basis and Dilluted Earnings per Share (Details)	3 Months Ended			6 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 kr / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 kr / shares
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Earnings per share - basic (in DKK and US Dollars per share) | (per share)	$ 5.44	$ 3.15	kr 21.85	$ 8.47	$ 6.09	kr 42.13
Earnings per share - diluted (in DKK and US Dollars per share) | (per share)	$ 5.42	3.13	21.7	$ 8.45	6.05	41.85
Presentation currency change
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Earnings per share - basic (in DKK and US Dollars per share) | kr / shares			kr (18.70)			kr (36.04)
Earnings per share - diluted (in DKK and US Dollars per share) | $ / shares		$ (18.57)			$ (35.80)